Consolidated Balance Sheets (Parentheticals) - $ / shares	Sep. 30, 2023	Sep. 30, 2022
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share)	$ 0.001	$ 0.001
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	102,165,549	24,676,891
Ordinary shares, shares outstanding	102,103,049	24,214,391